Supplemental Guarantor Information - Condensed Consolidating Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended										6 Months Ended				12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues			$ 612,457	$ 386,559	$ 300,073	$ 106,081	$ 0	$ 0	$ 0	$ 0	$ 1,187,000		$ 406,000		$ 1,405,170	$ 0	$ 0
Revenues from contracts with customers											1,197,000		406,000		1,404,943	0	0
Operating costs and expenses (recoveries)
Cost of sales (excluding depreciation and amortization expense shown separately below)											189,000		239,000		691,301	172	91
Cost of sales—affiliate											8,000		0		3,015	0	0
Cost of sales—related party											48,000		36,000		85,429	0	0
Operating and maintenance expense (recovery)											184,000		93,000		242,027	(96)	3,024
Operating and maintenance expense—affiliate															59,319	4,283	2,401
Development expense											0		1,000		596	177	516
Development expense—affiliate															61	0	8
General and administrative expense											4,000		3,000		6,106	5,263	5,551
General and administrative expense—affiliate											10,000		3,000		11,352	2,201	1,173
Depreciation and amortization expense											170,000		79,000		230,780	9,859	892
Impairment expense and loss on disposal of assets															364	20	5,505
Total operating costs and expenses											660,000		475,000		1,330,350	21,879	19,161
Income (loss) from operations			234,561	(90,951)	(43,388)	(25,402)	(15,193)	2,345	(5,941)	(3,090)	527,000		(69,000)		74,820	(21,879)	(19,161)
Other income (expense)
Interest expense, net of capitalized interest											(189,000)		(85,000)		(278,035)	0	0
Loss on modification or extinguishment of debt															(41,296)	(15,332)	(32,480)
Derivative gain (loss), net											(233,000)		(109,000)		(133,427)	43,105	3,249
Other income (expense)											0		3,000		3,642	392	(260)
Total other income (expense)											(422,000)		(191,000)		(449,116)	28,165	(29,491)
Net income (loss)	$ 156,000	$ (51,000)	$ 158,298	$ (272,410)	$ (188,907)	$ (71,277)	$ (91,113)	$ 24,388	$ 7,319	$ 65,692	105,000		(260,000)		(374,296)	6,286	(48,652)
Eliminations [Member]
Revenues
Revenues															0
Revenues from contracts with customers																0	0
Operating costs and expenses (recoveries)
Cost of sales (excluding depreciation and amortization expense shown separately below)															0	0	0
Cost of sales—affiliate															0
Cost of sales—related party															0
Operating and maintenance expense (recovery)															0	0	0
Operating and maintenance expense—affiliate															0	0	0
Development expense															0	0	0
Development expense—affiliate															0		0
General and administrative expense															0	0	0
General and administrative expense—affiliate															0	0	0
Depreciation and amortization expense															0	0	0
Impairment expense and loss on disposal of assets															0	0	0
Total operating costs and expenses															0	0	0
Income (loss) from operations															0	0	0
Other income (expense)
Interest expense, net of capitalized interest															0
Loss on modification or extinguishment of debt															0	0	0
Derivative gain (loss), net															0	0	0
Other income (expense)															(273)	(7,912)	(15,575)
Total other income (expense)															(273)	(7,912)	(15,575)
Net income (loss)															(273)	(7,912)	(15,575)
LNG [Member]
Revenues
Revenues											953,000		131,000		679,070	0	0
Revenues from contracts with customers											963,000	[1]	131,000	[1]	678,843	0	0
LNG [Member] | Eliminations [Member]
Revenues
Revenues															0
LNG—affiliate [Member]
Revenues
Revenues from contracts with customers											$ 234,000		$ 275,000		726,100	0	0
LNG—affiliate [Member] | Eliminations [Member]
Revenues
Revenues from contracts with customers															0
Parent Issuer [Member]
Revenues
Revenues															0
Revenues from contracts with customers																0	0
Operating costs and expenses (recoveries)
Cost of sales (excluding depreciation and amortization expense shown separately below)															0	0	0
Cost of sales—affiliate															0
Cost of sales—related party															0
Operating and maintenance expense (recovery)															0	0	0
Operating and maintenance expense—affiliate															0	0	0
Development expense															0	0	0
Development expense—affiliate															0		0
General and administrative expense															2,082	1,513	1,360
General and administrative expense—affiliate															0	0	0
Depreciation and amortization expense															24,297	239	13
Impairment expense and loss on disposal of assets															0	0	0
Total operating costs and expenses															26,379	1,752	1,373
Income (loss) from operations															(26,379)	(1,752)	(1,373)
Other income (expense)
Interest expense, net of capitalized interest															(278,035)
Loss on modification or extinguishment of debt															(41,296)	(15,332)	(32,480)
Derivative gain (loss), net															(133,427)	43,105	3,249
Other income (expense)															3,387	352	(265)
Total other income (expense)															(449,371)	28,125	(29,496)
Net income (loss)															(475,750)	26,373	(30,869)
Parent Issuer [Member] | LNG [Member]
Revenues
Revenues															0
Parent Issuer [Member] | LNG—affiliate [Member]
Revenues
Revenues from contracts with customers															0
Guarantors [Member]
Revenues
Revenues															1,405,170
Revenues from contracts with customers																0	0
Operating costs and expenses (recoveries)
Cost of sales (excluding depreciation and amortization expense shown separately below)															691,301	172	91
Cost of sales—affiliate															3,015
Cost of sales—related party															85,429
Operating and maintenance expense (recovery)															242,027	(96)	3,024
Operating and maintenance expense—affiliate															59,319	4,283	2,401
Development expense															596	177	516
Development expense—affiliate															61		8
General and administrative expense															4,024	3,750	4,191
General and administrative expense—affiliate															11,352	2,201	1,173
Depreciation and amortization expense															206,483	9,620	879
Impairment expense and loss on disposal of assets															364	20	5,505
Total operating costs and expenses															1,303,971	20,127	17,788
Income (loss) from operations															101,199	(20,127)	(17,788)
Other income (expense)
Interest expense, net of capitalized interest															0
Loss on modification or extinguishment of debt															0	0	0
Derivative gain (loss), net															0	0	0
Other income (expense)															528	7,952	15,580
Total other income (expense)															528	7,952	15,580
Net income (loss)															101,727	$ (12,175)	$ (2,208)
Guarantors [Member] | LNG [Member]
Revenues
Revenues															679,070
Guarantors [Member] | LNG—affiliate [Member]
Revenues
Revenues from contracts with customers															$ 726,100

[1]	LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election. LNG revenues during the six months ended June 30, 2020 included $336 million in revenues associated with LNG cargoes for which customers have notified us that they will not take delivery, of which $200 million would have otherwise been recognized subsequent to June 30, 2020, if the cargoes were lifted pursuant to the delivery schedules with the customers. Revenue is generally recognized upon receipt of irrevocable notice that a customer will not take delivery because our customers have no contractual right to take delivery of such LNG cargo in future periods and our performance obligations with respect to such LNG cargo have been satisfied.